THIRD PARTY BORROWINGS (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	7.26%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum	8.53%
Repayments of Bank Loans	$ 12,648
Debt Instrument, Interest Rate During Period	10.62%
Long-term bank loans Weighted-average interest rate	7.04%	7.32%
Pledged net investment in direct financing and sales-type leases	222,084
Debt, Long-term and Short-term, Combined Amount	120,792
Collateral For Short-term Bank Loans	20,554
Guarantee For Long-term Bank Loans	$ 28,459